Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Covenants [Abstract]
Long-term financial debt	$ 32,475	$ 65,601
2023 [Member]
Covenants [Abstract]
Long-term financial debt	0	22,121
2024 [Member]
Covenants [Abstract]
Long-term financial debt	16,617	21,762
2025 [Member]
Covenants [Abstract]
Long-term financial debt	6,362	10,400
2026 [Member]
Covenants [Abstract]
Long-term financial debt	5,556	8,682
2027 [Member]
Covenants [Abstract]
Long-term financial debt	3,940	2,636
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 9,096	$ 14,689